UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2004
Date of reporting period: June 30, 2004

Saturna Investment Trust, Sextant Growth Fund (SSGFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2003 through June 30, 2004
Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Gucci Group N.V.	200	GUC	401566104	7/16/03
4A	Adoption of statutory accounts for fiscal 2002	Issuer	N/A	For
4B	Approval of management and supervision performed during fiscal 2002	Issuer	N/A	For
5	Set number of members of supervisory board at eight and appoint eight persons as members of supervisory board	Issuer	N/A	For
6	Appointment of three persons as members of management board	Issuer	N/A	For
7	Extend authority of management board to repurchase shares of company's share capital for period of 18 months	Issuer	N/A	For
8	Amend Articles of Association of company in oder to return capital and authorization to effectuate such amendments	Issuer	N/A	For
9	Retain PriceWaterhouse Coopers as auditor	Issuer	N/A	For
10	Approval of company's countrywide incentive stock option	Issuer	N/A	For

	Airborne, Inc.	2,500	ABF	9269101	8/14/03
	Directors nominations	Issuer	For	For all nominees
1	Approval of merger agreement	Issuer	For	for
2	Approval of alternative merger consideration of $21.65	Issuer	For	For
3	Approval of ABX AIR supermajority voting provision	Issuer	For	For
4	Approval of ABX AIR rights agreement		For	For
6	Approval not to adopt or extend any poison pills	Stochholder	Against	Abstain
7	Approval to urge an amendment to the bylaws to require a non-executive chairman of the board.	Stochholder	Against	Abstain
8	Approval of regarding indexed stock options	Stochholder	Against	Abstain
9	Approval regarding expensing of stock options	Stochholder	Against	Abstain

	John Wiley & Sons, Inc.	2,400	JW A	968223206	9/18/03
	Directors nominations	Issuer	For	For all nominees
2	Ratification of auditors	Issuer	For	For

	3Com Corporation	10,000	COMS	885535104	9/23/03
1	Directors nominations	Issuer	For	For all nominees
2	Approval of 2003 stock plan with initial share reserve of 20,000,000	Issuer	For	For
3	Approval of increase in share reserve under 1984 employee stock purchase plan by 5,000,000 shares	Issuer	For	For
4	Ratification of auditors	Issuer	For	For

	Oracle Corporation	8,000	ORCL	68389X105	10/13/03
1	Directors nominations	Issuer	For
2	Approval of 2004 executive bonus plan	Issuer	For	For
3	Ratification of auditors	Issuer	For	For
4	Approval of amended and restated 1993 directors' stock plan	Issuer	For	Against
5	Adoption of "China Business Principles for Rights of Workers in China"	Issuer	Against	Against

	Barr Laboratories, Inc.	3,000	BRL	68306109	10/23/03
1	Directors	Issuer	For	For all nominees
2	Approval of reincorporation of the company in Delaware	Issuer	For	For
3	Approval of increase in number of authorized shares of common stock	Issuer	For	Against

	Intuit Inc.	3,000	INTU	461202103	10/30/03
1	Directors nominations	Issuer	For	For all nominees
2	Approval of amendment of 1996 employee stock purchase plan to increase shares of common stock by 500,000	Issuer	For	For
3	Ratification of auditors	Issuer	For	For

	Phoenix Technologies, Ltd.	3,062	PTEC	719153108	3/8/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of amendment to 2001 employee stock purchase	Issuer	For	For
3	Ratification of auditors	Issuer	For	For

	Caremark Rx, Inc.	3,000	CMX	141705103	3/22/04
1	To approve and adopt amendment to Caremark's certificate of incorporation to increase the total authorized shares of common stock from 400 to 700 million.	Issuer	For	For
2	To approve issuance of Carmark common stock to AdvancePCS stockholders pursuant to merger agreeement. Cougar Merger Corp. will merge with and into AdvancePCS, with AdvancePCS surviving the merger as wholly owned subsidiary of Caremark.	Issuer	For	For
3	To approve and adopt amendment to Caremark's certificate of incorporation to increase total authorized shares of (A) preferred stock from 9.5 to 10.5 million shares and (B) Series C participating preferred stock form 500,000 to 7 million shares.	Issuer	For	For
4	To approve Caremark Rx, Inc. 2004 incentive stock plan.	Issuer	For	For
5	To adjourn or postpone Caremark special meeting, if necessary, for purpose of soliciting additional proxies.	Issuer	For	For

	Weyerhaeuser Company	2,000	WY	962166104	4/13/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of 2004 long term incentive plan	Issuer	For	For
3	Proposal to amend company's restated articles of incorporation to authorize annual election of board of directors	Issuer	Against	Abstain
4	Shareholder proposal relating to accounting for stock options	Shareholder	Against	For
5	Shareholder proposal relating to equity compensation	Shareholder	Against	For
6	Shareholder proposal relating to environmental reporting	Shareholder	Against	For
7	Shareholder proposal relating to old growth and endangered forests	Shareholder	Against	For
8	Approval on an advisory basis, of appointment of auditors	Issuer	For	For

	Sprint Corporation	4,000	FON	852061100	4/20/04
1	Directors nominations	Issuer	For	For all nominees except #03
2	Ratification of auditors		For	For
3	To consider a shareholder proposal if properly presented at meeting	Issuer	Against	Against

	Washington Mutual	6,750	WM	939322103	4/20/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent auditors for 2004	Issuer	For	For
3	Shareholder proposal relating to specific compensation program	Stockholders	Against	For

	Frontier Financial Corporation	4,000	FTBK	35907K105	4/21/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of auditors	Issuer	For	For

	Apple Computer, Inc.	7,000	AAPL	37833100	4/22/04
1	Directors nominations	Issuer	For	For all nominees except #03
2	Ratify appointment of independent auditors for 2004	Issuer	For	For
3	Stockholder proposal concerning stock option indexing	Stockholder	Against	Abstain
4	Stockholder proposal concerning CEO pay cap	Stockholder	Against	For
5	Stockholder proposal concerning independent chairman	Stockholder	Against	For
6	Stockholder proposal concering report on outsourcing off-shore	Stockholder	Against	For

	Noble Corporation	3,000	NE	G65422100	4/22/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of appoinment of independent auditors for 2004	Issuer	For	For

	Regal-Beloit Corporation	2,000	RBC	758750103	4/22/04
1	Directors nominations	Issuer	For	For all nominees

	Regal-Beloit Corporation	2,000	RBC	758750103	4/22/04
1	Directors nominations	Issuer	For	For all nominees
2	To approve 1998 long term incentive plan, as amended	Issuer	For	For
3	To approve employee stock purchase plan	Issuer	For	For
4	To ratify appointment of independent accountants	Issuer	For	For

	Adobe Systems Inc.	4,800	ADBE	00724F101	4/28/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of amendment to 2003 equity incentive plan increasing share reserve by 4,500,000 shares	Issuer	For	For
3	Stockholder proposal	Stockholder	Against	For
4	Stockholder proposal	Stockholder	Against	For
5	Ratification of appointment of independent public accountants for fiscal year ending December 31, 2004	Issuer	For	For

	Advanced Micro Devices, Inc.	10,000	AMD	7903107	4/29/04
1	Directors nominations	Issuer	For	For All Nominees
2	Ratification of appointment of independent auditors	Issuer	For	For
3	Approval of AMD 2004 equity incentive plan	Issuer	For	For

	Bristol-Myers Squibb	4,500	BMY	110122108	5/4/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of independent auditors	Issuer	For	For
3	Publication of political contributions	Shareholder	Against	Abstain
4	Prohibition of political contributions	Shareholder	Against	Abstain
5	Separation of chairman and CEO positions	Shareholder	Against	For
6	HIV/AIDS-TB-Malaria	Shareholder	Against	For
7	Director vote threshold	Shareholder	Against	Abstain

	Caremark Rx, Inc.	4,000	CMX	141705103	5/4/04
1	Directors nominations	Issuer	For	For All Nominees

	Pepsico, Inc.	2,000	PEP	713448108	5/5/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of auditors	Issuer	For	For
3	Approval of 2004 executive incentive compensation plan	Issuer	For	For
4	Shareholder proposal (proxy statement p.22)	Shareholder	Against	Against
5	Shareholder proposal (proxy statement p.23)	Shareholder	Against	Against

	Amgen Inc.	2,640	AMGN	31162100	5/13/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratify selection of independent auditors for year ending December 31, 2004	Issuer	For	For
3A	Stockholder proposal #1 (EEO-1 report)	Shareholder	Against	Against
3B	Stockholder proposal #2 (stock option expensing)	Shareholder	Against	For

	Charles Schwab Corporation	20,415	SCH	808513105	5/17/04
1	Directors nominations	Issuer	For	For all nominees
2	Approval of 2004 stock incentive plan	Issuer	For	For

	Westcoast Hospitality Corporation	15,000	WEH	95750P106	5/19/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent certified public accountants	Issuer	For	For

	Pharmaceutical Product Development, Inc.	9,000	PPDI	717124101	5/19/04
1	Directors nominations	Issuer	For	For all nominees
2	In their discretion proxies are authorized to vote upon such other matters as may properly come before this meeting	Issuer	For	Against

	Trimble Navigation Limited	3,000	TRMB	896239100	5/19/04
1	Directors nominations	Issuer	For	For all nominees
2	To approve increase of 1,500,000 shares in the number of shares of company's common stock available for issuance under 2002 stock plan	Issuer	For	For
3	To approve an increase of 300,000 shares in the number of shares of company's common stock available for purchase under 1988 employee stock purchase plan	Issuer	For	For
4	To ratify appointment of independent auditors for current fiscal year ending December 31, 2004	Issuer	For	For

	Performance Food Group	3,000	PFGC	713755106	5/19/04
1	Directors nominations	Issuer	For	For all nominees
2	Amendment of employee stock purchase plan	Issuer	For	For

	Idacorp Inc.	3,000	IDA	451107106	5/20/04
1	Directors nominations	Issuer	For	For all nominees
2	To ratify selection of independent auditor for fiscal year ending December 31, 2004	Issuer	For	For
3	To act upon shareholder proposal requesting Idacorp to publish annually in the proxy statement an explanation of board procedures governing donations to and a list of board approved private foundations	Shareholder	Against	Abstain

	FPL Group, Inc.	2,200	FPL	302571104	5/21/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of auditors	Issuer	For	For
3	Approval of amended and restated long term incentive plan, in an amended form	Issuer	For	Abstain
4	Approval of annual incentive plan as required by internal revenue code	Issuer	For	For
5	Approval of performance-based awards provisions of amended and restated long term incentive plan as required by internal revenue code	Issuer	For	Abstain
6	Approval of amendment to restated articles of incorporation to increase number of authorized shares of common stock	Issuer	For	For

	Earthlink, Inc.	10,000	ELNK	270321102	5/25/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent auditors for fiscal year ending December 31, 2004	Issuer	For	For

	Lowe's Companies, Inc.	4,000	LOW	548661107	5/28/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent auditors for 2004 fiscal year	Issuer	For	For

	Phelps Dodge Corporation	1,330	PD	717265102	5/28/04
1	Directors nominations	Issuer	For	For all nominees
2	Shareholder proposal regarding charitable contributions	Shareholder	Against	Abstain

	Affymetrix, Inc.	3,000	AFFX	00826T108	6/10/04
1	Directors nominations	Issuer	For	For all nominees
2	To approve amended and restated 2000 equity incentive plan	Issuer	For	For
3	To ratify appointment of independent auditors for fiscal year ending December 31, 2004	Issuer	For	For

	Ligand Pharmaceuticals Inc.	5,000	LGND	53220K207	6/11/04
1	Directors nominations	Issuer	For	For All Nominees
2	Amendment of 2002 stock option/stock issuance plan	Issuer	For	For
3	Amendment to company's amended and restated certificate of incorporation	Issuer	For	For
4	Appointment of independent auditors	Issuer	For	For

Saturna Investment Trust, Sextant International Fund (SSIFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2003 through June 30, 2004
Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Gucci Group N.V.	200	GUC	401566104	7/16/03
4A	Adoption of statutory accounts for fiscal 2002	Issuer	N/A	For
4B	Approval of management and supervision performed during fiscal 2002	Issuer	N/A	For
5	Set number of members of supervisory board at eight and appoint eight persons as members of supervisory board	Issuer	N/A	For
6	Appointment of three persons as members of management board	Issuer	N/A	For
7	Extend authority of management board to repurchase shares of company's share capital for period of 18 months	Issuer	N/A	For
8	Amend Articles of Association of company in oder to return capital and authorization to effectuate such amendments	Issuer	N/A	For
9	Retain PriceWaterhouse Coopers as auditor	Issuer	N/A	For
10	Approval of company's countrywide incentive stock option	Issuer	N/A	For

	Korea Electric Power Corp.	2,000	KEP	500631106	7/31/03
1	Selection of Board of Directors	Issuer	For	For
2	Amendment to articles of incorporation	Issuer	N/A	For

	Intrawest Corporation	2,400	IDR	460915200	11/10/03
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For
3	Directors authority to fix remuneration of auditors	Issuer	For	For

	Coca-Cola Femsa, S.A.	1,500	KOF	191241108	12/9/03
1	Consideration and approval of changes to company by-laws	Issuer	N/A	For
2	Appointment of delegates to officially formalize resolutions adopted at meeting	Issuer	N/A	For

	Business Objects S.A.	6,000	BOBJ
1	Approval of acquisition	Issuer	For	For
2	Approval of calculation method for the in-kind contributions; approval of amount of capital increase by in kind contributions and number of shares to be issued in consideration for such in-kind contributions; approval of amount and recording of contribution premium; acknowledgement of completion of capital increase and approval of amendment of articles of association	Issuer	For	For
3	Board authorization to issue warrants to subscribe to maximum number of 15,000 shares reserved for issuance to Mr. David J. Roux	Issuer	For	For
4	Board authorization to increase share capital by issuance of maximum number of 250,000 shares reserved for subscription to Business Objects S.A. Emplyee Benefits Trust	Issuer	For	For
5	Board authorization to increase share capital by issuance of maximym number of 50,000 shares reserved for subscription by employees under Business Objects' French Employee Savings Plan	Issuer	For	For
6	Board authorization to issue Business Objects securities giving immediate or deferred access to Busness Objects share capital with preferential subscription right	Issuer	For	For
7	Board authorization to issue Business Objects securities giving immediate or deferred access to Busness Objects share capital without preferential subscription right	Issuer	For	For
8	Approval of modification of method for determination of maximuym annual increase in number of shares of Business Objects which may be subscribed for or purchased pursuant to Business Objects' 2001 Option Plan	Issuer	For	For
9	Appointment of Mr. David J. Roux as director	Issuer	For	For
10	Increase of aggregate amount of authorized directors' fees	Issuer	For	For
11	Grant of full powers of attorney to carry out registrations and formalities	Issuer	For	For

	British Sky Broadcasting	450	BSY	111013108	11/14/03
1	Adoption of report and financial statements	Issuer	N/A	For
2	Elect Lord Wilson as director	Issuer	N/A	For
3	Elect James Murdoch as director	Issuer	N/A	For
4	Elect Chase Carey as director	Issuer	N/A	For
5	Re-appoint David Evans as director	Issuer	N/A	For
6	Re-appoint Lord St. John as director	Issuer	N/A	For
7	Re-appoint Martin Stewart as director	Issuer	N/A	For
8	Re-appoint Deloitte & Touche as auditors	Issuer	N/A	For
9	Receive remuneration report of directors	Issuer	N/A	For
10	Directors authorization to make EU political donations under PPER Act 2000	Issuer	N/A	Against
11	Directors authorization to allot shares under Section 80 Companies Act 1985	Issuer	N/A	For
12	Disapply statutory pre-emption rights (special resolution)	Issuer	N/A	Against
13	Reduce share premium account (special resolution)	Issuer	N/A	For

	Epcos AG	2,500	EPC	29410P107	2/11/04
2	Resolution on appropriation of net income	Issuer	For	For
3	Resolution on exoneration of memebers of management board	Issuer	For	For
4	Resolution on exoneration of members of supervisory board	Issuer	For	For
5	Resolution on appointment of auditors	Issuer	For	For
6	Resolution on amendment of sections 14, 15, and 16 of articles of association	Issuer	For	For
7	Resolution on authorization to issue convertible and/or warrant-linked bonds, creation of conditional capital 2004 I.	Issuer	For	For
8	Resolution of cancellation of existing authorized capital, creation of authorization capital 2004, and appropriate amendment of articles of association	Issuer	For	For
9	Resolution on creation of conditional capital 2004 II to serve the Epcos stock option plan 2004, authorization of Epcos stock option plan 2004, appropriate amendment to articles of association and termination of Epcos stock option plan 1999	Issuer	For	For

	PT Indonesian Satellite Corp.	1,000	IIT	715680104	3/8/04
1	To approve the change of nominal value of the shares of the company in connection with stock split from RP 500 to RP 100 per share, and amendment to articles of association with respect to such split	Issuer	For	For
2	To approve delegation of authority to the board of commissioners to determine salary, incentives, insurance, rmuneration and other facilities and allowances of the directors	Issuer	For	For

	Coca-Cola Femsa, S.A.	1,500	KOF	191241108	3/9/04
1	Election of directors, examiners, chairman and secretary of the Board of Directors, and resolution with respect to their remuneration	Issuer		For

	Korea Electric Power Corp.	2,000	KEP	500631106	3/19/04
1	Approval of non-consolidated balance sheet, income statement and proposed appropriation of retained earnings in respect of year 2003	Issuer	For	For
2	Selection of President of KEPCO	Issuer	For	For

	Toronto-Dominion Bank	1,400	TD	891160509	3/25/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For
3	Amendment to by-law no. 1 (relating to aggregate remuneration of directors)	Issuer	For	For
4	Shareholder proposal A	Issuer	Against	Against
5	Shareholder proposal B	Issuer	Against	Against
6	Shareholder proposal C	Issuer	Against	Against

	Enersis S.A.	4,000	ENI	29274F104	3/26/04
E1	Approval of reinstatement of maximum concentration level of share ownership and concentration factor	Issuer	For	For
E2	Approval of establishment of pledge over shares issued by CGTF Fortaleza S.A. which are owned by Enersis as security on credit obligations assumed by CGTF Fortaleza S.A. with international finance corporation	Issuer	For	For
E3	Approval in order to adopt agreements and delegation of powers of attorney required in order to comply with agreements approved by the shareholder's meeting	Issuer	For	For
O1	Approval of annual report, financial statements and report of external auditors and inspectors of accounts corresponding to period ended Dec. 31, 2003	Issuer	For	For

	Canon Inc.	1,000	CAJ	138006309	3/30/04
1	Approval of proposal of profit appropriation for 103rd business term	Issuer	For	For
2	Partial amendment of the articles of incorporation	Issuer	For	For
3	Electiono of 27 directors	Issuer	For	For
4	Election of 3 corporate auditors	Issuer	For	For
5	Election of additional accounting auditor	Issuer	For	For
6	Grant of retiring allowance to directors and corporate auditors to be retired	Issuer	For	For
7	Revision of the remunerations for directors and corporate auditors	Issuer	For	For

	Rio Tinto PLC	500	RTP	767201400	4/7/04
1	Authority to allot relevant securities under Section 80 of the Companies Act 1955	Issuer	For	Abstain
2	Authority to allot equity securities for cash under Section 89 of the Companies Act 1955	Issuer	For	Abstain
3	Authority to purchase Rio Tinto Plc shares by the company or Rio Tinto Limited	Issuer	For	For
4	Approval of Mining Companies Comparative Plan 2004 and Rio Tinto Share Option Plan 2004	Issuer	For	For
5	Election of John Kerr as director	Issuer	For	For
6	Re-election of Leigh Clifford as director	Issuer	For	For
7	Re-election of Guy Elliott as director	Issuer	For	For
8	Re-election of Richard Sykes as director (member of remunerations committee)	Issuer	For	For
9	Re-election of Richard Giordano as director (member of audit, nominations, social/environmental account committees)	Issuer	For	For
10	Re-appointment of auditors and authority to determine their remuneration	Issuer	For	For
11	Approval of remuneration report	Issuer	For	For
12	Receive annual report and financial statements for YE Dec. 31, 2003	Issuer	For	For

	AXA	3000	AXA	28M001005	4/14/04
1	Approval of company's 2003 financial statements	Issuer	N/A	For
2	Approval of consolidated financial statements for 2003	Issuer	N/A	For
3	Earnings appropriation and declaration of dividend of E0.38	Issuer	N/A	For
4	Approval of agreements mentioned in Auditor's special report	Issuer	N/A	For
5	Re-election of Mr. Claude Bebear to supervisory board, for four-year term	Issuer	N/A	For
6	Re-election of Statutory Auditor Mazars & guerard, for six-year term	Issuer	N/A	For
7	Appointment of alternate auditor Mr. Jean-Louis Simon, for a six-year term	Issuer	N/A	For
8	Appointment of Mr. Willy Avereyn to the supervisory board, representing employee shareholders, for a four-year term, if thirteenth resolution contained herein is adopted	Issuer	N/A	For
9	Appointment of Mr. Cees de Jong to supervisory board, representing employee shareholders, for four-year term, if thirteenth resolution contained herein is adopted	Issuer	N/A	For
10	Appointment of Mr. Jacques Tabourot to supervisory board, representing employee stocholders, for a four-year term, if the thirteenth resolution contained herein is adopted.	Issuer	N/A	For
11	Authorization granted to management board to trade in company's shares: maximum purchase price E35; minimum selling sale price (E12)	Issuer	N/A	For

EXTRAORDINARY RESOLUTIONS
12	Delegation to management board to issue equity in the event of a public offer to purchase or exchange securities and company	Issuer	N/A	For
13	Statutory modifications related to appointment of supervisory board member representing employee shareholders	Issuer	N/A	For
14	Election of employee representative to supervisory board.	Issuer	N/A	Abstain
15	Authorization given to management board to cancel shares and reduce capital	Issuer	N/A	Abstain
16	Authorization to comply with all formal requirements in connection with this meeting	Issuer	N/A	For

4	Proposal by shareholders that Board adopt compensation program limiting the compensation of senior executives to specified levels	Issuer	N/A	For
5	Proposal by shareholders that Board report on how company will respond to pressure to increase access to and affordability of prescription drugs	Issuer	N/A	For

	Eli Lilly and Company	800	LLY	532457108	4/19/04
1	Directors nominations	Issuer	For	For All Nominees
2	Ratification of the appointment by the audit committee of the board of directors of auditors for 2004	Issuer	For	For
3	Approve bonus plan	Issuer	For	For
4	Proposal by shareholders that Board adopt compensation program limiting the compensation of senior executives to specified levels	Issuer	Against	Against
5	Proposal by shareholders that Board report on how company will respond to pressure to increase access to and affordability of prescription drugs	Issuer	Against	Against

	Canadian Pacific Railway Ltd.	1,200	CP	13645T100	4/20/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For

	Aegon N.V.	2,196	AEG	28M001005	4/22/04
2.2	Approval of the adoption of annual accounts 2003	Issuer	For	For
2.4	Approval of final dividend	Issuer	For	For
2.5	Approval of resolution to release members of executive board from liability of their duties	Issuer	For	Abstain
2.6	Approval of resolution to release members of supervisory board from liability of their duties	Issuer	For	Abstain
3.1	Approval of appointment of independent auditors	Issuer	For	For
3.2	Approval of future annual reports in english.	Issuer	For	For
4.2	Approval of adoption of remuneration policy of executive board	Issuer	For	For
5.1a	Approval of reappointment of T. Rembe to supervisory board	Issuer	For	For
5.1b	Approval of reappointment of O.J. Olcay to supervisory board	Issuer	For	For
5.2a	Approval of reappointment of R. Dahan to supervisory board	Issuer	For	For
5.2b	Approval of reappointment of I.W. Bailey, II to supervisory board	Issuer	For	For
5.2c	Approval of reappointment of P. Voser to supervisory board	Issuer	For	For
6.1	Approval of authorization to issue shares of the Company	Issuer	For	For
6.2	Approval of authorization to restrict or exlude pre-emptive rights upon issuance of shares	Issuer	For	Against
6.3	Approval of authorization to issue shares under incentive plans	Issuer	For	For
6.4	Approval of authorization to acquire shares of the Company	Issuer	For	For

	DESC, S.A. DE C.V.	4,500	DES	250309101	4/26/04
5b1	Ernesto Vega Velasco, as chairman of evaluation and compensation committee	Issuer	For	For
5b2	Carlos Gonzalez Zabalegui, as member of evaluation and compensation committee	Issuer	For	For
5b3	Valentin Diez Morodo, as member of evaluation and compensation committee	Issuer	For	For
5b4	Prudencio Lopez Martinez, as chairman of audit committee	Issuer	For	For
5b5	Ruben Aguilar Monteverde, as member of audit committee	Issuer	For	For
5b6	Ernsto Vega Velasco, as member of audit committee	Issuer	For	For
5b7	Fernando Senderos Mestre, as chairman of finance and planning committee	Issuer	For	For
5b8	Carlos Gomez Y Gomez, as member of finance and planning committee	Issuer	For	For
5b9	Federico Fernandez Senderos, as member of finance and planning committee	Issuer	For	For
5b10	Ernesto Vega Velasco, as member of finance and planning committee	Issuer	For	For
5c	Messrs. Joe Manuel Canal Hernando and Daniel Del Barrio Burgos as statutory auditor and alternate statutory auditor	Issuer	For	For
5d	Dissolution of executive committee resulting in the assumption by CEO of Desc of duties of executive committee	Issuer	For	Against
6	Resolution on compensation to directors and statutory examiners	Issuer	For	For
7	Report of board of directors, as provided in Article 60, Section III of General Rules applicable to stock issuers and other participants of stock market issued by Mexican Banking and Securities Commission	Issuer	For	For
8	Designation of deputies to formalize the resolutions adopted at meeting	Issuer	For	For
9	Reading and approval of minutes of meeting	Issuer	For	For

	Fairmont Hotels & Resorts Inc.	1,100	FHR	305204109	4/27/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For
3	Ordinary resolution approving and reconfirming amended and restated shareholder rights plan of the corporation	Issuer	For	For

	ING Groep N.V.	1,448	ING	456837103	4/27/04
3A	Discussion and adoption of annual accounts for 2003	Issuer	For	For
3B	Adoption of dividend for 2003	Issuer	For	For
4	Appointment of auditor	Issuer	For	For
5A	Proposal to discharge executive board in respect of duties performed during 2003	Issuer	For	For
5B	Proposal to discharge supervisory board in respect of duties performed during 2003	Issuer	For	For
7A	Executive board remuneration: adoption of remuneration policy	Issuer	For	Abstain
7B	Executive board remuneration: approval of long-term incentive plan	Issuer	For	Abstain
8	Amendments to articles of association	Issuer	For	For
9A	Composition of executive board: appointment of Eric Boyer De La Giroday	Issuer	For	For
9B	Composition of executive board: appointment of Eli Leenaars	Issuer	For	For
9C	Composition of executive board: appointment of Hans Verkoren	Issuer	For	For
10	Composition of supervisory board: appointment of Eric Bourdais de Charbonniere	Issuer	For	For
11	Authorization to issue shares and to restrict or exclude preferential rights	Issuer	For	For
12	Authorization to acquire shares in its own capital	Issuer	For	For

	Encana Corporation	1,000	ECA	292505104	4/28/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors at a remuneration to be fixed by board of directors	Issuer	For	For
3	Confirmation of new by-law no. 1	Issuer	For	For
4	Approval of amendments and reconfirmation of shareholder rights plan	Issuer	For	For

	Lan Chile S.A.	3,500	LFL	501723100	4/30/04
A	Approval of company's annual report, balance sheet and financial statements for year end December 31, 2003	Issuer	For	For
B	Approval of dividend to be paid not less than legal 30% minimum to be charged to 2003 profits and from which divdend shall be discounted the provisory divdends of US$ 0.0363221 and use of US$ 0.073425 (per share) paid on August 2003 and October 2003 respectively. Dividend to be agreed shall be paid from May 13, 2004	Issuer	For	For
C	Election of board of directors	Issuer	For	Abstain
D	Fix director's fees for 2004	Issuer	For	Abstain
E	Fix directors' committee fees for 2004 and determintion of its budget	Issuer	For	Abstain
F	Appointment of external auditors	Issuer	For	Abstain
G	Appointment of rating agencies	Issuer	For	Abstain
H	Status of transactions referred to in Article 44 of Act No. 18,046 on corporations (transactions held with related persons)	Issuer	For	Abstain
I	Information on processing, printing and mailing cost of information referred to in order no. 1494 of Chilean Securities Authority	Issuer	For	Abstain

	CRH PLC	2,000	CRHCY	12626K203	5/5/04
	Directors nominations	Issuer	For	For all nominees
1	Consideration of financial statements and reports of directors and auditors	Issuer	For	For
2	Declaration of dividend	Issuer	For	For
4	Remuneration of auditors	Issuer	For	For
5	Disapplication of pre-emption rights	Issuer	For	Abstain
6	Authority to offer scrip dividends	Issuer	For	For
7	Replacement of Article 14 of articles of association	Issuer	For	For
8	Amendment to Article 153 of articles of association	Issuer	For	For
9	Amendment to article 62 and new articles 8A of Articles of Association	Issuer	For	For
10	Authority to purchase own ordinary/income shares	Issuer	For	For
11	Authority in relation to re-issue price range of teasury shares	Issuer	For	For

	Potash Corporation of Saskatchewan Inc.	500	POT	73755L107	5/6/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For
3	Shareholder proposal	Shareholders	Against	For

	Total S.A.	500	TOT	89151 E109	5/7/04
A	Directors nominations	Issuer	For	For all nominees
1	Approval of certain reports and of parent company's financial statements	Issuer	For	For
2	Approval of consolidated financial statements	Issuer	For	For
3	Allocation of income, approval of dividend	Issuer	For	For
4	Agreements mentioned in article L. 225-38 of French Commercial Code	Issuer	For	For
5	Authorization to trade Company's own shares	Issuer	For	For
6	Authorization for board of directors to issue debt securities and/or perpetual subordinated notes for a maximum nominal amount of E10 billion	Issuer	For	Against
10	Appointment of Daniel Boeuf as director representing employee shareholders in application of Article 11 of articles of incorporation	Issuer	For	For
11	Appointment of Philippe Marchandise as director representing employee sharholders in application of article 11 of articles of incorporation	Issuer	For	For
12	Appointment of Cyril Mouche as director representing shareholders in application of article 11 of articles of incorporation	Issuer	For	For
13	Appointment of Alan Cramer as director representing employee shareholders in application of article 11 of articles of incorporation	Issuer	For	For
14	Appointment of statutory auditors	Issuer	For	For
15	Renewal of statutory auditors	Issuer	For	For
16	Appointment of alternate auditor	Issuer	For	For
17	Appointment of alternate auditor	Issuer	For	For
18	Determination of total amount of directors' compensation	Issuer	For	Against
19	Authorization to award options to subscribe for or purchase stock of the Company in favour of management and key employees of Group	Issuer	For	Abstain
20	Authorization for issuing convertible or other equity securities	Issuer	For	For
21	Authorization to use the above delegation without maintenance of preferential subscription rights, but with an option to grant a priority period	Issuer	For	Against
22	Capital increase reserved for employees	Issuer	For	For

	Hanson PLC	1,100	HAN	411349103	5/13/04
	Directors nominations	Issuer	For	For all nominees
1	Accounts and the reports of directors and auditors for the YE December 31, 2003	Issuer	For	For
2	Remuneration report	Issuer	For	For
3	Declaration of dividend of 11.95 pence	Issuer	For	For
5	Re-appointment of auditors and determination of auditors' remuneration	Issuer	For	For
6A	Authority to allot shares generally	Issuer	For	For
6B	Limited authority to allot shares for cash	Issuer	For	For
7	Limited authority to purchase shares	Issuer	For	For

	Glaxosmithkline PLC	400	GSK	37733W105	5/17/04
1	To receive and adopt directors' report and financial statements	Issuer	For	For
2	To approve remuneration report	Issuer	For	For
3	To elect Mr. H. Lawrence Culp as director	Issuer	For	For
4	To elect Mr. Crispin Davis as director	Issuer	For	For
5	To elect Sir Robert Wilson as director	Issuer	For	For
6	To elect Dr. Tachi Yamada as director	Issuer	For	For
7	To re-elect Sir Christopher Hogg as director	Issuer	For	For
8	Re-appointment of auditors	Issuer	For	For
9	Remuneration of auditors	Issuer	For	For
S10	Authorise company to make donations to EU political organisations and incur EU political expenditure	Issuer	For	Against
S11	Disapplication of pre-emption rights	Issuer	For	Against
S12	Authority for company to purchase its own shares	Issuer	For	For

	Enel S.P.A.	800	EN	29265W108	5/21/04
1	Approval of financial statements of reports of board of directors, board of statutory auditors and external auditors	Issuer	For	For
2	Approval of allocation of net income for the year and distribution of available reserves	Issuer	For	For
3	Election of board of statutory auditors	Issuer	For	For
4	Determination of compensation of regular members of board of statutory auditors	Issuer	For	For
E1	Harmonization of bylaws with reform of corporate law (Legislative decree N.6 of January 17, 2003)
E2	Delegation to board of directors of power to increase share capital in connection with 2004 stock option plan by a maximum amount of 38,527,550 euros	Issuer	For	For

	BCE Inc.	1,600	BCE	05534B109	5/26/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors	Issuer	For	For
3A	Disclose directorships of each nomee director for past five years	Shareholder	For	For
3B	Prohibit CEO from serving on board of another listed company	Shareholder	Against	For
3C	Supplemental disclosure of executive pension plans	Shareholder	Against	For
3D	Require all insiders to give 10 days notice of intent to trade in BCE securities	Shareholder	Against	Against
3E	Prohibit auditors from providing any services other than audit and audit-related services	Shareholder	Against	For

	Business Objects S.A.	18,000	BOBJ	12328X107	6/2/04
1	Approval of financial statements for fiscal year endied Dec. 31, 2003	Issuer	For	For
2	Approval of consolidated financial statements for fiscal year ended Dec. 31, 2003	Issuer	For	For
3	Allocation of earnings for fiscal year ended Dec. 31, 2003	Issuer	For	For
4	Renewal of term of office of Mr. Arnold Silverman as Director	Issuer	For	For
5	Renewal of term of office of Mr. Albert Eisenstate as Director	Issuer	For	For
6	Renewal of term of office of Mr. Bernard Charles as Director	Issuer	For	For
7	Appointment of Mr. Kurt Lauk as Director	Issuer	For	For
8	Ratification of regulated agreement	Issuer	For	Abstain
9	Approval of regulated agreement		For	Abstain
10	Authorization granted to board of directors to repurchase ordinary shares of the company	Issuer	For	For
11	Authorization granted to board of directors to reduce share capital by cancellation of treasury shares	Issuer	For	For
12	Authorization granted to board of directors to issue warrants to subscribe 45,000 ordinary shares reserved for Mr. Arnold Silverman	Issuer	For	For
13	Authorization granted to board of directors to issue warrants to subscribe 45,000 ordinary shares reserved for Mr. Albert Eisenstat	Issuer	For	For
14	Authorization granted to board of directors to issue warrants to subscribe 45,000 ordinary shares reserved for Mr. Bernard Charles	Issuer	For	For
15	Authorization granted to board of directors to issue warrants to subscribe 45,000 ordinary shares reserved for Mr. Kurt Lauk	Issuer	For	For
16	Authorization granted to board of directors to issue warrants to subscribe 30,000 ordinary shares reserved for Mr. Gerald Held	Issuer	For	For
17	Authorization granted to board of directors to issue warrants to subscribe 30,000 ordinary shares reserved for Mr. Jean-Francois Heitz	Issuer	For	For
18	Authorization granted to board of directors to issue warrants to subscribe 30,000 ordinary shares reserved for Mr. David Peterschmidt	Issuer	For	For
19	Authorization granted to board of directors to issue warrants to subscribe 30,000 ordinary shares reserved for Mr. David Roux	Issuer	For	For
20	Authorization of board of directors to increase share capital through issuance of up to 100,000 ordinary shares reserved to the members of the Company Employee French Savings Plan	Issuer	For	For
21	Re-affirmation of price-setting conditions of ordinary shares reserved for issuance under the 1995 international employee stock purchase plan	Issuer	For	For
22	Authorization granted to board of directors to increase share capital through issuance of up to 325,000 ordinary shares, the subscription to the Business Objects S.A. Employee Benefits Trust under 1995 international employee stock purchase plan	Issuer	For	For
23	Authorization granted to board of directors to increase share capital through issuance of up to 475,000 ordinary shares, the subscription to which is reserved to the 2004 Business Objects S.A. Employee Benefits Trust under 2004 international employee stock purchase plan	Issuer	For	For
24	Authorization granted to board of directors to increase share capital by issuance of 2,500,000 ordinary shares, the subscription to which is reserved to Employee Benefit Sub-Plan Trust under 2001 stock option plan	Issuer	For	For
25	Authorization granted to board of directors to amend 2001 stock option plan, rename it the 2001 stock incentive plan and approval of adoption of subsidiary stock incentive sub-plan under 2001 stock incentive plan	Issuer	For	For
26	Authorization granted to board of directors to issue ordinary shares or other securities giving immediate or deferred access to company's share capital, with preferential subscription rights	Issuer	For	For
27	Authorization granted to board of directors to issue ordinary shares or other securities giving immediate or deferred access to company's share capital, without preferential subscription rights	Issuer	For	For
28	Authorizaiton granted to board of directors to increase share capital of company by incorporation of reserves, profits or premiums	Issuer	For	For
29	Authorization granted to board of directors to increase share capital reserved for subscription by qualified institutional buyers	Issuer	For	For
30	Authorization granted to board of directors to increase share capital reserved for subscription by present and future members of board of directors of company	Issuer	For	For
31	Approval of amendment of articles of association of company such that they are in conformity with new provisions of French Commercial Code as amended by French Law 2003-706 of August 1, 2003 on Financial Security	Issuer	For	For
32	Approval of amendment of nineteenth paragraph of article 6 of articles of association relating to cancellation of warrants	Issuer	For	For
33	To grant full powers of attorney to carry out registrations and formalities	Issuer	For	For

	Aventis	508	AVE	280100108	6/11/04
	Approval of 2003 parent-company financial statement	Issuer	For	For All Nominees
1	Approval of 2003 consolidated financial statements	Issuer	For	For
2	Approval of appropreation of earnings and approval of dividend of Euro 0.82 for distribution to shareholders	Issuer	For	For
3	Approval of regulated agreements	Issuer	For	For
4	Appoval of institution of share repurhase program	Issuer	For	For
5	Approval of appointment of Mr. Yves Nicolas, as subsititue auditor	Issuer	For	For
6	Approval to amend Article 7 of articles of association and by-laws	Issuer	For	For
7	Aproval to amend Article 11 of articles of association and b-laws managmen board	Issuer	For	Abstain
8	Approval to amend Article 13 of by-laws management		For	Abstain
9	Approval of renewal of mandaet of a supervisory board member, Mr. Jean-Marc Bruel	Issuer	For	For
10	Approval of renewal of mandate of supervisory board member, Mr. Martin Fruhauf	Issuer	For	For
11	Approval of renewal of mandate of supervisory board member, Mr. Serge Kampf	Issuer	For	For
12	Approval of renewal of mandate of supervisory board member, Mr. Hubert Markl	Issuer	For	For
13	Approval of renewal of mandate of supervisory board member, Mr. Gunter Metz	Issuer	For	For
14	Approval of renewal of mandate of supervisory board member, Mr. Didier Pineau-Valencienne	Issuer	For	For
15	Approval of renewal of mandate of supervisory board member, Ms. Seham Razzouqi	Issuer	For	For
16	Approval of renewal of mandate of supervisory board member, Mr. Michel Renault	Issuer	For	For
17	Approval of renewal of mandate of supervisory board member, Mr. Hans-Jurgen Schinzler	Issuer	For	For
18	Approval of renewal of mandate of supervisory board member, Mr. Marc Vienot	Issuer	For	For
19	Approval of granting of power-of-attorney for all formalities in connection with annual general meeing	Issuer	For	For
20	Approval of granting of power-of-attorney for all formalities in connection with annual general meeing	Issuer	For	For

	Sony Corporation	1,000	SNE	835699307	6/22/04
C1	To amend part of articles of incorporation	Issuer	For	For
C2	To elect 16 directors	Issuer	For	For
C3	To issue stock acquisition rights for shares of common stock for purpose of granting stock options	Issuer	For	For
C4	To issue stock acquisition rights for shares of subsidiary tracking stock for purpose of granting stock options	Issuer	For	For
S5	To amend articles of incorporation with respect to disclosure to shareholders of remuneration and other amounts paid to each director and corporate executive officer	Shareholder	Against	For

	PT Indonesian Satellite Corp. TBK	1,000	IIT	715680104	6/22/04
1	To approve annual report and to ratify financial statement for fiscal year ended Dec. 31, 2003	Issuer	For	For
2	To approve allocation of net profit for rserve fund, dividends and other purposes and to approve determination of amount, time and manner of payment of dividends for financial year ended Dec. 31, 2003	Issuer	For	For
3	To determine remuneration for board of commissioner of company for year 2004 and bonus for board of commissioner for year 2003	Issuer	For	For
4	To approve appointment of independent auditor for financial year ended Dec. 31, 2003	Issuer	For	For
5	To approve second phase exercise price in relation to company's employee stock option program ("ESOP"), which has been approved during the annual general meeting of shareholders	Issuer	For	For
6	To approve proposed change of composition of board of commissioners and/or board of directors	Issuer	For	For

	Nissan Motor Co. Ltd.	2,000	NSANY	654744408	6/23/04
1	Approval of appropriation of retained earnings for 105th fiscal year	Issuer	For	For
2	Amendment to articles of incorporation	Issuer	For	For
3	Issuance of Shinkabu-Yoyakuken (stock acquisition right) without consideration as stock options to employees and directors and employees of its subsidiaries and affiliates	Issuer	For	For
4	Acquisition of own shares (treasury stocks)	Issuer	For	For
5A	Election of statutory auditor: Hiroshi Moriyama	Issuer	For	For
5B	Election of statutory auditor: Shinji Ichishima	Issuer	For	For
5C	Election of statutory auditor: Keishi Imamura	Issuer	For	For
5D	Election of statutory auditor: Haruo Murakami	Issuer	For	For
6	Granting of retirement allowance to retiring statutory auditors	Issuer	For	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto durly authorized.

SATURNA INVESTMENT TRUST

By /s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: August 31, 2004